Discontinued Operations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Discontinued operations
Net income from discontinued operations	¥ 624,864
Kaola e-commerce business | Discontinued operations, disposed of by sale
Discontinued operations
Net income from discontinued operations	¥ 624,900